Property and Equipment	12 Months Ended
Mar. 31, 2026
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 7 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31, 2026	March 31, 2025
Office equipment and furniture	$49,044	$74,694
Motor vehicles	2,269	16,901
Total	51,313	91,595
Less: Accumulated depreciation	(45,590)	(82,664)
Property and equipment, net	$5,723	$8,931

Total depreciation expense for property and equipment was $4,016 and $2,730 for the year ended March 31, 2026 and 2025, respectively. There were no fixed assets impaired in the years ended March 31, 2026 and March 31, 2025.